Stock-Based and Employee Savings Plans - Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 871	$ 744	$ 444
Capitalized as part of internal use software and website development costs	38	24	13
Income tax benefit recognized for stock-based compensation arrangements	154	218	127
Unearned stock-based compensation	883
Customer support and operations
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	174	142	80
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	125	107	57
Technology and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	303	277	166
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 269	$ 218	$ 141